UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund:  BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

            MuniHoldings Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.1%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$5,225	$5,752,150
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	940	1,044,791

		6,796,941
California — 22.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18 (a)	5,050	5,368,857
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	2,865	3,256,330
City & County of San Francisco California Airports Commission, ARB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	680	682,836
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 5/01/28	1,800	2,091,546
2nd, 5.25%, 5/01/33	1,410	1,573,377
5.00%, 5/01/44	1,860	2,030,860
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	4,045	4,534,890
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	2,800	3,079,496
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/18 (a)	3,500	3,691,520
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/18 (a)	3,175	3,362,166
Emery Unified School District, GO, Election of 2010, Series A (AGM), 5.50%, 8/01/35	1,875	2,148,769
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	2,445	2,895,956
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/20 (a)	2,000	2,261,680

Municipal Bonds	Par (000)	Value
California (continued)
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	$1,675	$1,754,847
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/21 (a)	2,670	3,130,175
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	4,500	5,189,625
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	5,000	6,005,500
5.50%, 11/01/31	3,130	3,748,957
5.50%, 11/01/33	3,000	3,571,200
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	1,260	1,478,131
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	940	1,103,588
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	7,580	8,747,623

		71,707,929
Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,500	1,721,160
5.50%, 11/15/30	565	642,721
5.50%, 11/15/31	675	765,612
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/19 (a)	3,300	3,627,888

		6,757,381
Florida — 20.5%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	405	466,823
County of Broward Florida Airport System Revenue, ARB, Series A, AMT:
5.13%, 10/01/38	5,665	6,236,655
5.00%, 10/01/45	1,440	1,576,584

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	$2,995	$3,412,174
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,500	2,780,700
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	300	301,683
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,765	2,000,539
Series A, 5.50%, 10/01/42	3,000	3,467,490
Series B, AMT, 6.25%, 10/01/38	800	949,344
Series B, AMT, 6.00%, 10/01/42	1,060	1,226,441
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	3,130	3,635,401
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, Series A:
Miami International Airport (AGM), 5.50%, 10/01/18 (a)	4,180	4,442,964
Miami International Airport (AGM), 5.25%, 10/01/41	4,610	4,822,198
5.00%, 10/01/31	5,155	5,672,923
5.00%, 10/01/32	5,000	5,484,000
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	7,600	8,347,004
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 6/01/32	1,805	2,094,883
Tohopekaliga Florida Water Authority, Refunding RB, Series A, 5.25%, 10/01/21 (a)	6,965	8,100,156

		65,017,962
Hawaii — 2.2%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	740	839,826
5.25%, 8/01/26	1,205	1,356,228

Municipal Bonds	Par (000)	Value
Hawaii (continued)
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	$4,215	$4,629,503

		6,825,557
Illinois — 15.1%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A:
5.00%, 1/01/41	1,140	1,230,391
AMT, 5.50%, 1/01/28	1,000	1,145,240
AMT, 5.50%, 1/01/29	1,500	1,710,240
AMT, 5.38%, 1/01/33	2,000	2,226,220
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 1/01/39	2,000	2,253,800
Series C, 6.50%, 1/01/21 (a)	9,085	10,789,164
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	3,400	3,668,396
Sales Tax Receipts, 5.25%, 12/01/36	2,940	3,147,388
Sales Tax Receipts, 5.25%, 12/01/40	1,500	1,599,915
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	2,985	3,139,563
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.25%, 12/01/30	1,270	1,363,612
5.50%, 12/01/38	1,205	1,280,782
5.25%, 12/01/43	2,960	3,088,730
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 2/15/41	1,155	1,014,252
5.00%, 2/15/41	975	1,021,878
Railsplitter Illinois Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,350	2,670,164
6.00%, 6/01/28	670	762,185
State of Illinois, GO:
5.25%, 2/01/31	1,495	1,534,184
5.25%, 2/01/32	2,320	2,371,411
5.50%, 7/01/33	1,000	1,040,750

2	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued):
5.50%, 7/01/38	$700	$725,487

		47,783,752
Indiana — 1.0%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 1/01/19 (a)	465	499,745
5.50%, 1/01/38	1,905	2,026,939
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	460	488,414

		3,015,098
Louisiana — 1.5%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 1/01/29	2,225	2,572,233
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	2,020	2,128,575

		4,700,808
Maryland — 0.9%
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	2,450	2,720,113
Massachusetts — 0.9%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A:
5.00%, 1/01/47	420	453,398
5.25%, 1/01/42	940	1,048,627
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,160	1,233,486

		2,735,511
Michigan — 2.3%
Hudsonville Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	3,420	3,816,754

Municipal Bonds	Par (000)	Value
Michigan (continued)
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	$3,115	$3,415,286

		7,232,040
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	305	330,690
6.50%, 11/15/38	1,670	1,792,445

		2,123,135
Mississippi — 1.3%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,405	3,069,117
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,147,750

		4,216,867
Nevada — 2.7%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	3,210	3,474,215
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/18 (a)	5,000	5,221,900

		8,696,115
New Jersey — 4.3%
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 1/01/43	1,940	2,151,227
(AGM), 5.00%, 1/01/31	1,355	1,477,099
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,400	3,660,984
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.63%, 12/15/28	2,930	3,142,894

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (continued):
Series AA, 5.50%, 6/15/39	$3,040	$3,179,597

		13,611,801
New York — 8.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 6/15/40	6,930	7,512,744
Water & Sewer System, 5.38%, 6/15/43	2,220	2,501,651
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	940	1,068,207
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	8,500	9,663,735
Series A-1, 5.25%, 11/15/39	1,550	1,757,855
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	1,800	1,950,588
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,000	2,235,780
TSASC, Inc., Refunding RB, Series A, 5.00%, 6/01/41	895	969,920

		27,660,480
Ohio — 0.9%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	2,500	2,867,325
Oklahoma — 0.6%
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 8/01/57	1,640	1,770,003
Pennsylvania — 1.3%
Township of Bristol Pennsylvania School District, GO:
5.25%, 6/01/37	2,500	2,768,425

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Township of Bristol Pennsylvania School District, GO (continued):
5.25%, 6/01/43	$1,100	$1,215,544

		3,983,969
South Carolina — 5.5%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	3,760	4,342,687
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	2,940	3,360,626
5.50%, 7/01/41	2,500	2,781,250
State of South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	1,870	2,038,319
State of South Carolina Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	1,000	1,062,190
Series E, 5.25%, 12/01/55	3,500	3,782,415

		17,367,487
Tennessee — 1.0%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 7/01/40	3,000	3,288,330
Texas — 18.0%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	2,345	2,671,518
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (a)	6,345	6,978,168
6.00%, 11/15/35	355	390,078
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	620	675,726
6.50%, 7/01/37	2,380	2,546,481
Dallas Texas Area Rapid Transit, Refunding RB, Senior Lien (a):
5.25%, 12/01/18	2,605	2,780,290
5.25%, 12/01/18	1,950	2,081,215
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,615	1,719,587
Series H, 5.00%, 11/01/37	1,810	1,947,343

4	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
Texas (continued)
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	$2,155	$2,507,838
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	5,480	6,303,206
North Texas Tollway Authority, Refunding RB, 1st Tier System:
(NPFGC), 5.75%, 1/01/18 (a)	4,340	4,481,267
(NPFGC), 5.75%, 1/01/40	1,400	1,439,494
Series A, 5.63%, 1/01/18 (a)	4,895	5,050,220
Series A, 5.63%, 1/01/33	6,080	6,246,410
Series K-2 (AGC), 6.00%, 1/01/19 (a)	1,000	1,082,130
Series S, 5.75%, 1/01/18 (a)	855	882,830
Series S, 5.75%, 1/01/18 (a)	5,835	6,024,929
Series SE, 5.75%, 1/01/40	145	149,240
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	1,070	1,207,484

		57,165,454
Utah — 1.5%
City of Salt Lake Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 7/01/47	4,250	4,776,107
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	945	1,047,277
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	2,195	2,387,129

		3,434,406
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	2,400	2,681,184
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	1,865	2,096,484

		4,777,668
Wyoming — 0.2%
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 1/01/42	570	636,656
Total Municipal Bonds — 120.5%		381,668,895

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
California — 2.7%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No.2, Series A, 5.00%, 10/01/47	$7,499	$8,509,987
Colorado — 3.1%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 4/29/18 (a)	9,410	9,805,596
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,061	3,413,600
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(c)	1,699	1,820,162
Florida — 4.2%
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/18 (a)	12,500	13,240,250
Illinois — 5.8%
City of Chicago Illinois, ARB, O’Hare International Airport, Series A (AGM), 5.00%, 1/01/18 (a)	5,000	5,138,600
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	3,967	4,123,214
State of Illinois Toll Highway Authority, RB, Senior:
Priority, Series A, 5.00%, 1/01/40	1,980	2,195,780
Series B, 5.00%, 1/01/40	6,148	6,837,195

		18,294,789
Maryland — 0.9%
City of Baltimore Maryland, RB, Wastewater Project, Sub-Series A, 5.00%, 7/01/46	2,499	2,828,133
Nevada — 6.2%
County of Clark Nevada Water Reclamation District, GO (a):
Limited Tax, 6.00%, 7/01/18	10,000	10,595,800

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
Nevada (continued)
County of Clark Nevada Water Reclamation District, GO (a) (continued):
Series B, 5.50%, 7/01/19	$8,247	$9,030,651

		19,626,451
New Jersey — 1.7%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,681	3,813,496
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (c)	1,500	1,534,868

		5,348,364
New York — 7.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF, 5.00%, 6/15/45	5,958	6,658,852
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,300	2,447,837
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,515	8,479,515
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	4,400	5,009,222

		22,595,426
Pennsylvania — 0.7%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 8/15/38	1,963	2,196,077

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
Texas — 1.5%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	$4,296	$4,728,463
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,504	2,663,973
Virginia — 1.3%
County of Fairfax Virginia EDA, RB, Metrorail Parking System, 5.00%, 4/01/47 (c)	3,720	4,264,162
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.7%		119,335,433
Total Long-Term Investments (Cost — $466,313,115) — 158.2%		501,004,328

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (d)(e)	6,267,545	6,268,799
Total Short-Term Securities (Cost — $6,268,799) — 2.0%		6,268,799
Total Investments (Cost — $472,581,914*) — 160.2%		507,273,127
Other Assets Less Liabilities — 1.9%		5,938,104
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.7)%		(65,493,891)
VMTP Shares, at Liquidation Value — (41.4)%		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$316,717,340

* As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$407,780,089

Gross unrealized appreciation		$35,315,647
Gross unrealized depreciation		(1,166,062)

Net unrealized appreciation		$34,149,585

6	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(c)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between May 7, 2018 to October 1, 2024, is $6,783,458.

(d)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	627,379	5,640,166	6,267,545	$6,268,799	$8,169	$1,001	—

(e)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(51)	5-Year U.S. Treasury Note	June 2017	$6,038,719	$(27,739)
(104)	10-Year U.S. Treasury Note	June 2017	$13,074,750	(97,133)
(53)	Long U.S. Treasury Bond	June 2017	$8,107,344	(96,134)
(11)	Ultra U.S. Treasury Bond	June 2017	$1,792,312	(21,077)
Total				$(242,083)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$501,004,328	—	$501,004,328
Short-Term Securities	$6,268,799	—	—	6,268,799

Total Investments	$6,268,799	$501,004,328	—	$507,273,127

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(242,083)	—	—	$(242,083)
[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(65,343,453)	—	$(65,343,453)
VMTP Shares at Liquidation Value	—	(131,000,000)	—	(131,000,000)

Total	—	$(196,343,453)	—	$(196,343,453)

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2017	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 22, 2017